Retirement Benefit Schemes - Summary of Sensitivity Analysis (Details) £ in Millions	Dec. 31, 2019 GBP (£)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ 387
1 year decrease	(385)
Rate of Inflation - Increase/(Decrease) of Scheme Liabilities
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
0.25 percentage point increase	173
0.25 percentage point decrease	(163)
Discount Rate - (Decrease)/Increase of Scheme Liabilities
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
0.25 percentage point increase	(350)
0.25 percentage point decrease	£ 367